Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	€ 218,106	€ 161,871
Restricted cash	122	122
Accounts receivable, less allowance of €250 and €74 at December 31, 2018 and December 31, 2019, respectively	37,747	54,981
Accounts receivable, related party	31,139	39,655
Short-term Investments	10,000	0
Tax receivable	8,565	281
Prepaid expenses and other current assets	4,607	8,346
Total Current Assets	310,286	265,256
Property and equipment, net	33,172	162,001
Operating lease right-of-use assets	96,030
Deferred income taxes	735	0
Other long-term assets	7,274	6,148
Intangible assets, net	169,924	171,609
Goodwill	490,590	490,529
TOTAL ASSETS	1,108,011	1,095,543
Current liabilities:
Accounts payable	33,391	33,656
Income taxes payable	549	1,221
Deferred revenue	5,553	7,863
Payroll liabilities	4,055	8,531
Accrued expenses and other current liabilities	14,763	9,650
Operating Lease, Liability, Current	5,037
Total Current Liabilities	63,348	60,921
Operating Lease, Liability, Noncurrent	94,660
Financing obligations	0	127,705
Deferred income taxes	50,927	46,550
Other long-term liabilities	4,289	6,784
Commitments and contingencies (Note 14)
Stockholders' equity:
Reserves	781,060	757,262
Contribution from Parent	122,307	122,307
Accumulated other comprehensive income/(loss)	62	(89)
Accumulated deficit	(192,704)	(213,664)
Total stockholders' equity	894,787	853,583
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,108,011	1,095,543
Common Class A [Member]
Stockholders' equity:
Common stock	3,049	2,554
Common Class B [Member]
Stockholders' equity:
Common stock	€ 181,013	€ 185,213